Document and Entity Information	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	QUANTERIX CORPORATION
Entity Address, Address Line One	900 Middlesex Turnpike
City Area Code	617
Local Phone Number	301-9400
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001503274
Amendment Flag	false